WARRANTS (Details) - $ / shares		6 Months Ended	12 Months Ended
	Feb. 04, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Period to file registration statement		20 days	20 days
Period for registration statement to become effective		60 days	60 days
Percent of equity proceeds		60.00%	60.00%
Number of trading days		20 days	20 days
Adjusted exercise percentage		115.00%	115.00%
Adjusted exercise percentage, higher of market value and newly issued price		180.00%	180.00%
Private Placement
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares)	15,333,333
IPO
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares)			20,000,000
Class A Ordinary Shares included as part of the units
Class of Warrant or Right [Line Items]
Share price (in dollars per share)		$ 18.00	$ 18.00
Maximum share price (in dollars per share)		$ 9.20	$ 9.20
Class A Ordinary Shares included as part of the units | Private Placement
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares)	15,333,333
Private And Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares)		35,333,333	35,333,333	35,333,333
Private Warrants | Private Placement
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares)		15,333,333	15,333,333	15,333,333
Public Warrants
Class of Warrant or Right [Line Items]
Number of fractional shares issued upon exercise of warrants (in shares)		0	0
Expiration period		5 years	5 years
Redemption price (in dollars per share)		$ 0.01	$ 0.01
Notice period to redeem warrants		30 days	30 days
Number of trading days		20 days	20 days
Trading days threshold		30 days	30 days
Public Warrants | Minimum
Class of Warrant or Right [Line Items]
Period in which warrant becomes exercisable		30 days	30 days
Public Warrants | Maximum
Class of Warrant or Right [Line Items]
Period in which warrant becomes exercisable		12 months	12 months
Public Warrants | IPO
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares)		20,000,000	20,000,000	20,000,000